September 18, 2020

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4644

Attention: Division of Investment Management

RE:                          Talcott Resolution Life Insurance Company Separate Account Eleven (“Registrant”)

333-72042                                    HV-5244 - PremierSolutions Standard (Series II)

333-145655                             HV-3739 - Group Variable Annuity Contracts

333-151805                             HV-6776 - Premier Innovations(SM)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we hereby certify that:

1.                                                  The Supplements to the Prospectuses and Statements of Additional Information that would have been filed, on behalf of the Registrant, under paragraph (c) pursuant to this section did not differ from that contained in the Registrant’s most recent post-effective amendment; and

2.                                                  The text of the Registrant’s most recent post-effective amendment was filed electronically with the Securities and Exchange Commission on September 18, 2020.

If you have any questions concerning this filing, please do not hesitate to contact me at (860) 562-7138.

Very truly yours,

/s/ Sadie R. Gordon

Sadie R. Gordon, Lead Counsel, Registered
Retirement Products & Mutual Fund
Massachusetts Mutual Life Insurance Company